                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10098
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington    May 15, 2003
   -------------------------------    --------------------    -------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 37
                                        --------------------

Form 13F Information Table Value Total: $2,501,108
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------    -----------------            ---------------------------------

                      FORM 13F INFORMATION TABLE
                         AS OF MARCH 31, 2003


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ----------------------- ------------ ---------- ----------------------
                                                                  AMOUNT AND TYPE
                                                                    OF SECURITY
                                                      VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED    NONE
------------------------- ---------------- --------- -------- ---------- ----- ------ ------------ ---------- ------ ---------- ----
ABBOTT LABORATORIES       Common Stock     002824100   28,038    745,500   SH            OTHER          1               745,500
AUTONATION, INC.          Common Stock     05329W102   12,750  1,000,000   SH            OTHER          1             1,000,000
BP PLC                    Sponsored ADR    055622104  108,052  2,800,000   SH            OTHER          1             2,800,000
BRISTOL-MYERS SQUIBB CO.  Common Stock     110122108   19,577    926,500   SH            OTHER          1               926,500
CANADIAN NATIONAL
 RAILWAY CO.              Common Stock     136375102   25,680    600,000   SH            OTHER          1               600,000
CARDINAL HEALTH INC.      Common Stock     14149Y108   86,879  1,525,000   SH            OTHER          1             1,525,000
CSX CORP                  Common Stock     126408103   24,242    850,000   SH            OTHER          1               850,000
COCA COLA CO.             Common Stock     191216100   20,240    500,000   SH            OTHER          1               500,000
COSTCO WHOLESALE CORP     Common Stock     22160K105   85,586  2,850,000   SH            OTHER          1             2,850,000
COX COMMUNICATIONS, INC.  Common Stock     224044107  291,684  9,375,900   SH            OTHER          1             9,375,900
DISNEY WALT CO.           Common Stock     254687106   34,040  2,000,000   SH            OTHER          1             2,000,000
DUKE ENERGY CORP          Common Stock     264399106   65,430  4,500,000   SH            OTHER          1             4,500,000
EXPEDITORS INTERNATIONAL
 OF WASHINGTON, INC.      Common Stock     302130109    7,190    200,000   SH            OTHER          1               200,000
EXTENDED STAY AMERICA     Common Stock     30224P101    2,020    200,000   SH            OTHER          1               200,000
EXXON MOBIL CORP          Common Stock     30231G102   76,890  2,200,000   SH            OTHER          1             2,200,000
FOUR SEASONS HOTEL INC.   Common Stock     35100E104   69,514  2,558,500   SH            OTHER          1             2,558,500
GREATER CHINA FUND        Common Stock     39167B102    4,520    510,700   SH            OTHER          1               510,700
GRUPO TELEVISA            Sponsored ADR    40049J206   12,804    509,100   SH            OTHER          1               509,100
HOME DEPOT                Common Stock     437076102   38,976   1,600,00   SH            OTHER          1             1,600,000
JARDINE FLEMING
 INDIA FUND               Common Stock     471112102    2,002    276,100   SH            OTHER          1               276,100
JOHNSON & JOHNSON         Common Stock     478160104   83,015  1,434,500   SH            OTHER          1             1,434,500
LILLY (ELI) & CO          Common Stock     532457108  166,021  2,905,000   SH            OTHER          1             2,905,000
MERCK & CO                Common Stock     589331107  162,423  2,965,000   SH            OTHER          1             2,965,000
MS INDIA INVEST           Common Stock     61745C105    5,029    541,321   SH            OTHER          1               541,321
PFIZER INC.               Common Stock     717081103   94,529  2,982,000   SH            OTHER          1             2,982,000
PHARMACIA CORP            Common Stock     71713U102   26,651    615,500   SH            OTHER          1               615,500
REPUBLIC SERVICES INC.    Common Stock     760759100   14,880    750,000   SH            OTHER          1               750,000
S & P DEPOSITARY RECEIPTS UNIT SER 1       78462F103  667,751  7,880,000   SH            OTHER          1             7,880,000
SCHERING PLOUGH CORP      Common Stock     806605101   12,481    700,000   SH            OTHER          1               700,000
SCHOLASTIC CORP           Common Stock     807066105   26,890  1,000,000   SH            OTHER          1             1,000,000
SHAW COMMUNICATIONS INC.  Common Stock     82028K200    1,051    100,000   SH            OTHER          1               100,000
TENET HEALTHCARE CORP     Common Stock     88033G100   33,400  2,000,000   SH            OTHER          1             2,000,000
UNITED PARCEL SERVICE     Common Stock     911312106   28,500    500,000   SH            OTHER          1               500,000
UNIVISION
 COMMUNICATIONS INC.      Common Stock     914906102    2,451    100,000   SH            OTHER          1               100,000
UNOCAL CORP               Common Stock     915289102   13,155    500,000   SH            OTHER          1               500,000
WASTE MANAGEMENT, INC.    Common Stock     94106L109   71,694  3,385,000   SH            OTHER          1             3,385,000
WYETH                     Common Stock     983024100   75,073  1,985,000   SH            OTHER          1             1,985,000
